Other operating income/(expenses), net	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other operating income, net	Other operating income/(expenses), net

	2024	2023	2022

Other operating income	346,056	227,052	353,834
Revenue from incentives from Tesouro Direto, B3 and others (i)	172,142	23,834	284,661
Interest received on tax	27,980	17,224	15,436
Recovery of charges and expenses	6,730	6,072	5,945
Reversal of operating provisions	55,091	29,365	11,704
Other	84,113	150,557	36,088

Other operating expenses	(157,153)	(216,414)	(96,890)
Legal, administrative proceedings and agreement with customers	(18,550)	(46,101)	(8,563)
Tax incentive expenses	(7,204)	(10,034)	(5,780)
Fines and penalties	(5,902)	(9,624)	(4,574)
Associations and regulatory fees	(22,222)	(17,960)	(15,118)
Charity	(12,953)	(14,681)	(34,005)
Other (ii)	(90,322)	(118,014)	(28,850)
Total	188,903	10,638	256,944

(i)Includes incentives received from third parties, mainly due to the joint development of retail products, and also the association of such entities with the XP ecosystem.
(ii)Includes, mostly, losses on write-off of property, equipment, intangible assets and leases.